Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Schedule of assumptions used to estimate value of each option award

	Year Ended December 31,
Assumption	2012	2011	2010
Expected volatility	49.2% - 50.3%	31.0% - 50.3%	31.7% - 34.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	6.3	6.3	6.3
Risk-free interest rate	0.78% - 1.43%	1.07% - 2.65%	1.77% - 2.63%

Summary of option activity under the MSIP

	Stock Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Term (in years)
Total outstanding, December 31, 2011	9,623,674	$10.24
Granted to employees	506,116	$14.67
Exercised	(380,625)	$10.00
Forfeited	(387,102)	$10.70
Expired	(393,750)	$10.00

Total outstanding, December 31, 2012	8,968,313	$10.49	5.19

Total exercisable, December 31, 2012	6,802,964	$10.08	4.09

Summary of RSU activity under the MSIP

	RSUs	Weighted Avg. Grant Date Fair Value
Total outstanding, December 31, 2011	683,785	$10.51
Granted to employees	72,143	$14.90
Vested	(266,818)	$10.44
Forfeited	(153,330)	$10.33

Total outstanding, December 31, 2012	335,780	$11.60